REVENUE - Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,095,939	$ 1,780,243	$ 1,297,078
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,514,822	1,415,226	977,349
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	251,865	116,469	111,177
Argentine peso (ARS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	74,311	57,329	47,039
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73,749	57,526	40,064
Brazilian real (BRL)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58,822	30,886	23,850
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,094	31,445	20,565
Chilean peso (CLP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,034	42,568	57,610
Colombian peso (COP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,392	12,971	9,803
Peruvian Sol (PEN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,380	13,435	9,058
Australian Dollar (AUD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,873	1,593	0
Saudi Riyal (SAR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,345	0	0
Canadian Dollar (CAD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,743	13	242
Indian Rupee (INR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,596	634	321
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 913	$ 148	$ 0